Insurance business - (B) Net investment return on assets held to back insurance and investment contracts and net insurance finance (expense) income arising from insurance and investment contracts (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	£ 17,096	£ 16,653	£ (17,210)
Foreign exchange	1,003	1,418	(1,063)
Investment property gains (losses) (note 24)	67	(87)	(511)
Net trading income (losses)	17,825	18,049	(19,987)
Interest accreted	12,277	13,298	12,922
Net finance expense from insurance and participating investment contracts	(16,278)	(16,776)	20,887
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(10,341)	(11,684)	15,893
Income (expense) from unit-linked and with-profit contracts, variable fee approach	10,688	10,200	(11,081)
Life
Disclosure of analysis of insurance revenue [line items]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(10,334)	(11,678)	15,895
Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(7)	(6)	(2)
Liabilities arising from insurance and participating investment contracts
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	10,285	11,253	(14,867)
Foreign exchange	196	542	(1,039)
Investment property gains (losses) (note 24)	(4)	(4)	(3)
Net trading income (losses)	10,477	11,791	(15,909)
Net investment return on assets held to back third party interests in consolidated funds	1,105	1,179	(968)
Net investment return on assets held to back non-participating investment contracts	4,431	3,772	(4,022)
Net investment return on assets held to back insurance and investment contracts	16,013	16,742	(20,899)
Changes in fair value of underlying items of direct participating contracts	(10,844)	(10,293)	11,212
Effects of risk mitigation option	161	172	(118)
Interest accreted	(846)	(880)	(352)
Effect of changes in interest rates and other financial assumptions	1,001	(654)	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	140	(80)	(20)
Net finance expense from insurance and participating investment contracts	(10,388)	(11,735)	15,948
Liabilities arising from insurance and participating investment contracts | Life
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	10,247	11,218	(14,876)
Foreign exchange	196	542	(1,039)
Investment property gains (losses) (note 24)	(4)	(4)	(3)
Net trading income (losses)	10,439	11,756	(15,918)
Changes in fair value of underlying items of direct participating contracts	(10,844)	(10,293)	11,212
Effects of risk mitigation option	161	172	(118)
Interest accreted	(839)	(874)	(350)
Effect of changes in interest rates and other financial assumptions	1,001	(654)	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	140	(80)	(20)
Net finance expense from insurance and participating investment contracts	(10,381)	(11,729)	15,950
Liabilities arising from insurance and participating investment contracts | Non-life
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	38	35	9
Foreign exchange	0	0	0
Investment property gains (losses) (note 24)	0	0	0
Net trading income (losses)	38	35	9
Changes in fair value of underlying items of direct participating contracts	0	0	0
Effects of risk mitigation option	0	0	0
Interest accreted	(7)	(6)	(2)
Effect of changes in interest rates and other financial assumptions	0	0	0
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	0	0	0
Net finance expense from insurance and participating investment contracts	(7)	(6)	(2)
Contracts held with reinsurers
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	47	51	(55)
Contracts held with reinsurers | Life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	47	51	(55)
Contracts held with reinsurers | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	£ 0	£ 0	£ 0